UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-215173
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 162	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 29, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on October 29, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The prospectus supplements dated June 9, 2021, August 6, 2021, the prospectus, and the Statement of Additional Information, except as modified herein, that were effective May 1, 2021, previously filed with the Commission under SEC file No. 333-215173, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
1)	Prospectus Supplement dated and filed on June 6, 2021 as document number d173253d497.htm and hereby incorporated by reference.
2)	Prospectus Supplement dated and filed on August 6, 2021 as document number d177287d497.htm and hereby incorporated by reference.
Prospectus:
1)	Nationwide Variable Universal Life Accumulator effective May 1, 2021 filed on April 29, 2021, registration statement (333-215173), as document number d106189d485bpos.htm and hereby incorporated by reference.
2)	Nationwide Variable Universal Life Accumulator – Series H effective May 1, 2021 filed on April 29, 2021, registration statement (333-215173), as document number d106189d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information:
1)	Nationwide Variable Universal Life Accumulator effective May 1, 2021 filed on April 29, 2021, registration statement (333-215173), as document number d106189d485bpos.htm and hereby incorporated by reference.

Prospectus supplement dated October 29, 2021
to the following prospectus(es):
Nationwide Variable Universal Life Accumulator prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are added to the prospectus:
1)	Surrender Value Enhancement Rider Charge information is added to the In Summary: Fee Tables section of the prospectus at the end of the Rider Charges table:

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Surrender Value Enhancement Rider Charge†	Monthly	Maximum: [9] $0.56 per $1,000 of Base Policy Specified Amount	Minimum: [10] $0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue age of 55, male standard non-tobacco, Base Policy Specified Amount of $500,000, Death Benefit Option 1 is in effect, and the 100% surrender charge waiver percentage is elected.	Monthly	$0.06 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[9]	The maximum per $1,000 of Specified Amount Charge calculation assumes: an issue age of 80, male any rate class, any Base Policy Specified Amount, any Death Benefit Option is in effect, and the 100% surrender charge waiver percentage is elected.
[10]	The minimum per $1,000 of Specified Amount Charge calculation assumes: an issue age of 18-25, female preferred plus non-tobacco, Base Policy Specified Amount of $1,000,000 or greater, any Death Benefit Option is in effect, and the 75% surrender charge waiver percentage is elected.
2)	Surrender Value Enhancement Rider narrative disclosure is added to end of the Policy Riders and Rider Charges section of the prospectus:
Surrender Value Enhancement Rider (SVER)
The benefit associated with this Rider is the ability to receive an amount greater than the Cash Surrender Value if the policy is surrendered, other than as an exchange under section 1035 of the Code, while a surrender charge applies. However, Cash Value will be lower over the life of the policy due to deduction of the Rider charge.
When this Rider is elected, the selling firm receives less overall compensation than would be paid for a policy issued without the Rider. Additionally, the higher the surrender charge waiver percentage elected, the lower the compensation paid. Before electing this Rider, the policy owner should request an illustration of the policy, with and without the Surrender Value Enhancement Rider, and carefully weigh all relevant benefit and charge factors including any otherwise applicable surrender charge if this Rider is not elected, see Surrender Charge.
Availability
This Rider is available for policies with an application signed date on and after the later of March 5, 2022 or the date of state availability. The Surrender Value Enhancement Rider must be elected at the time of application and cannot be revoked.
Intended Use
Intended uses for this Rider are instances in which:
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1)	the policy owner is a business that requires an amount greater than the Cash Surrender Value to be available to meet its investment requirements; and
2)	a policy owner intends to hold the policy long-term, but does not want to incur a surrender charge if their circumstances change and they want or need to surrender the policy while a full surrender charge would otherwise apply.
Rider Benefit
At the time of application, the policy owner must irrevocably elect one of two optional surrender charge waiver percentage options:
•	100% surrender charge waiver
•	75% surrender charge waiver
The greater the surrender charge waiver percentage elected the greater the monthly rider charge.
If the policy owner requests a full surrender of the policy that is not an exchange under section 1035 of the Code while a surrender charge applies, Nationwide will pay an amount greater than the Cash Surrender Value equal to:
1)	Cash Value minus: any applicable surrender charge multiplied by the difference between 100% and the surrender charge waiver percentage elected at the time of application; minus
2)	any Indebtedness and any benefits paid under a Rider that accelerates the death benefit for long-term care.
This Rider does not impact the Cash Surrender Value for any other purpose, including the amounts available for partial surrenders, policy loans, determining when the policy Lapses, or a full surrender that is an exchange under section 1035 of the Code.
Example:
• Insured: Male, Standard Non-tobacco, age 55
• Base Policy Specified Amount: $500,000
• Death Benefit Option: 1 (level)
• Annual Premium Payment: $25,000
• Percent of Premium Charge assessed per Premium Payment: $1,500
• Annual Net Premium: $23,500
• Investment Return: 8.00% gross (7.33% Net)
• Indebtedness: N/A
• No other Riders are elected
• Values in the table are rounded to the nearest dollar
The tables below show policy values with and without election of SVER and the Cash Surrender Value with and without SVER elected that either is or is not based on a full surrender that is not a section 1035 exchange under the Code during the first policy year calculated using the following formulas:
Cash Value = prior Year End Cash Value + Net Premium - Monthly Charges + Gain/Loss
Cash Surrender Value = Cash Value – applicable Surrender Charge – Indebtedness
See, Appendix D: Surrender Value Enhancement Rider Example Additional Assumptions and Policy Years.
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Policy Year	Net Premium	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes except full non- 1035 Surrender	Cash Surrender Value for full non-1035 Surrender only
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
If SVER is not elected:
1	$23,500	$2,770	N/A	$340	$1,590	$21,980	$15,714	$6,266	$6,266

If SVER with 100% surrender charge waiver is elected:
1	$23,500	$2,770	$159	$340	$1,584	$21,815	$15,714	$6,101	$21,815

If SVER with 75% surrender charge waiver is elected:
1	$23,500	$2,770	$119	$340	$1,585	$21,856	$15,714	$6,142	$17,928
Monthly Rider Charge
This Rider has an associated monthly charge that may be deducted from the Cash Value.
The Base Policy’s Specified Amount in effect on the Policy Date and any increases of the Base Policy Specified Amount are separate segments of coverage. The monthly Rider charge is calculated separately for each segment of coverage to which a surrender charge is applicable at the time by multiplying the Base Policy Specified Amount, in effect on the Policy Date or effective date of any Base Policy Specified Amount increase, for which a surrender charge applies at the time by the applicable monthly charge rate per $1,000 of Specified Amount. Decrease of a segment of coverage will not reduce the Base Policy Specified Amount used to calculate the monthly Rider charge for that segment of coverage. Therefore, if the policy owner requests decreases of the Base Policy Specified Amount, the cumulative Rider charges taken could exceed the remaining benefit provided by this Rider after the decrease. See, Appendix D: Surrender Value Enhancement Rider Example Additional Assumptions and Policy Years.
On a current basis:
•	the Rider charge is deducted only during the first ten years after the Policy Date and the effective date of any Base Policy Specified Amount increase; and
•	the monthly Rider charge rate for the 75% surrender charge waiver is proportional to the charge for the 100% surrender charge waiver, i.e. it is 75% of the charge for the 100% surrender charge waiver for a particular Insured and policy.
On a guaranteed basis:
•	the charge may be deducted for up to twenty years from the Policy Date for the Base Policy Specified Amount on the Policy Date and from the effective date of any Base Policy Specified Amount increase, respectively; and
•	the monthly Rider charge rate for the 75% surrender charge waiver is not proportional to the charge for the 100% surrender charge waiver for some Insureds and policies, i.e. if the month Rider charge rate is ever increased to the guaranteed maximum rate, the monthly Rider charge rate for the 75% surrender charge waiver will be greater than 75% of the 100% surrender charge waiver for some Insureds and policies. The policy owner should request an illustration to compare the cost difference between the 75% surrender charge waiver and 100% surrender charge waiver for the particular Insured and policy on a guaranteed basis.
The monthly Rider charge rates are determined by us and are subject to change. However, the monthly Rider charge rates will never exceed the guaranteed maximum monthly Surrender Value Enhancement Rider charge per $1,000 of Base Policy Specified Amount rate.
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The monthly Rider charge rates may vary by: the policy the Rider is attached to; elected surrender charge waiver percentage; the Insured’s Issue Age, sex, rate class, rate type, any rate class multiple, and any monthly flat extra; death benefit option, Base Policy Specified Amount in effect on the Policy Date, the amount of any Base Policy Specified Amount increase; and length of time since the Policy Date.
Termination
This Rider terminates upon the earliest of the following:
1)	the death of the Insured;
2)	the Overloan Lapse Protection Rider II is invoked;
3)	the policy’s original Maturity Date; or
4)	the date the policy terminates for any reason.
3)	The following expanded example content for the Surrender Value Enhancement Rider is added after Appendix C: Definitions.
Appendix D: Surrender Value Enhancement Rider Example Additional Assumptions and Policy Years
The following examples are based on the assumptions stated in the Example for the Surrender Value Enhancement Rider with the following additional assumptions:
•	The Base Policy Specified Amount is increased by $500,000 at the beginning of Policy Year 5.
•	The Base Policy Specified Amount is decreased by $500,000 at the beginning of Policy Year 7.
A surrender charge will apply for ten years from the Policy Date or date of a Base Policy Specified Amount increase. Also, on a current basis, the SVER charge will apply for ten years from the Policy Date or date of a Base Policy Specified Amount increase. Each segment of coverage will have its own applicable charges.
The purpose of these additional examples is to show the additional SVER charge when the Base Policy Specified Amount is increased and that it remains unreduced for a segment of coverage if there is a subsequent Policy Specified Amount decrease.
If SVER is not elected:
Policy Year	Net Premium Applied	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes	Base Policy Specified Amount
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
1	$23,500	$2,770	$0	$340	$1,590	$21,980	$15,714	$6,266	$500,000
2	$23,500	$2,770	$0	$673	$3,177	$45,214	$15,714	$29,500	$500,000
3	$23,500	$2,770	$0	$876	$4,861	$69,929	$15,714	$54,215	$500,000
4	$23,500	$2,770	$0	$980	$6,657	$96,335	$13,750	$82,585	$500,000
5	$23,500	$5,727	$0	$1,704	$8,436	$120,839	$29,990	$90,849	$1,000,000
6	$23,500	$5,727	$0	$1,837	$10,215	$146,989	$28,025	$118,964	$1,000,000
7	$23,500	$5,727	$0	$1,082	$10,823	$156,298	$7,857	$148,441	$500,000
8	$0	$5,727	$0	$1,303	$11,106	$160,374	$5,893	$154,481	$500,000
9	$0	$5,727	$0	$1,512	$11,395	$164,530	$3,928	$160,602	$500,000
10	$0	$5,727	$0	$1,654	$11,692	$168,840	$1,964	$166,876	$500,000
11	$0	$3,077	$0	$1,743	$12,106	$176,126	$0	$176,126	$500,000
12	$0	$3,077	$0	$1,912	$12,629	$183,766	$0	$183,766	$500,000
13	$0	$3,077	$0	$2,151	$13,176	$191,714	$0	$191,714	$500,000
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Policy Year	Net Premium Applied	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes	Base Policy Specified Amount
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
14	$0	$3,077	$0	$2,350	$13,747	$200,034	$0	$200,034	$500,000
15	$0	$120	$0	$2,492	$14,463	$211,886	$0	$211,886	$500,000
If SVER with 100% surrender charge waiver is elected:
Policy Year	Net Premium Applied	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes except full non-1035[1]	Cash Surrender Value for full non-1035 Surrender only	Base Policy Specified Amount
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
1	$23,500	$2,770	$159	$340	$1,584	$21,815	$15,714	$6,101	$21,815	$500,000
2	$23,500	$2,770	$159	$673	$3,159	$44,871	$15,714	$29,157	$44,871	$500,000
3	$23,500	$2,770	$159	$877	$4,830	$69,394	$15,714	$53,680	$69,394	$500,000
4	$23,500	$2,770	$159	$982	$6,611	$95,595	$13,750	$81,845	$95,595	$500,000
5	$23,500	$5,727	$352	$1,707	$8,368	$119,676	$29,990	$89,686	$119,676	$1,000,000
6	$23,500	$5,727	$352	$1,841	$10,116	$145,372	$28,025	$117,347	$145,372	$1,000,000
7	$23,500	$5,727	$352	$1,088	$10,691	$154,192	$7,857	$146,335	$154,192	$500,000
8	$0	$5,727	$352	$1,312	$10,939	$157,739	$5,893	$151,846	$157,739	$500,000
9	$0	$5,727	$352	$1,525	$11,189	$161,324	$3,928	$157,396	$161,324	$500,000
10	$0	$5,727	$352	$1,671	$11,444	$165,017	$1,964	$163,053	$165,017	$500,000
11	$0	$3,077	$193	$1,764	$11,819	$171,802	$0	$171,802	$171,802	$500,000
12	$0	$3,077	$193	$1,940	$12,306	$178,898	$0	$178,898	$178,898	$500,000
13	$0	$3,077	$193	$2,186	$12,813	$186,255	$0	$186,255	$186,255	$500,000
14	$0	$3,077	$193	$2,394	$13,340	$193,931	$0	$193,931	$193,931	$500,000
15	$0	$120	$0	$2,545	$14,016	$205,282	$0	$205,282	$205,282	$500,000
If SVER with 75% surrender charge waiver is elected:
Policy Year	Net Premium Applied	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes except full non-1035[1]	Cash Surrender Value for full non-1035 Surrender only	Base Policy Specified Amount
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
1	$23,500	$2,770	$119	$340	$1,585	$21,856	$15,714	$6,142	$17,928	$500,000
2	$23,500	$2,770	$119	$673	$3,164	$44,957	$15,714	$29,243	$41,028	$500,000
3	$23,500	$2,770	$119	$877	$4,838	$69,528	$15,714	$53,814	$65,600	$500,000
4	$23,500	$2,770	$119	$982	$6,623	$95,780	$13,750	$82,030	$92,342	$500,000
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Policy Year	Net Premium Applied	Monthly Charges			Investment Gain/Loss	Year End Cash Value	Surrender Charge	Cash Surrender Value for all purposes except full non-1035[1]	Cash Surrender Value for full non-1035 Surrender only	Base Policy Specified Amount
		Per $1,000 of Specified Amount	SVER	Cost of Insurance
5	$23,500	$5,727	$264	$1,706	$8,385	$119,967	$29,990	$89,977	$112,470	$1,000,000
6	$23,500	$5,727	$264	$1,840	$10,141	$145,777	$28,025	$117,752	$138,770	$1,000,000
7	$23,500	$5,727	$264	$1,086	$10,724	$154,719	$7,857	$146,862	$152,755	$500,000
8	$0	$5,727	$264	$1,310	$10,981	$158,398	$5,893	$152,505	$156,925	$500,000
9	$0	$5,727	$264	$1,521	$11,240	$162,126	$3,928	$158,198	$161,144	$500,000
10	$0	$5,727	$264	$1,667	$11,506	$165,973	$1,964	$164,009	$165,482	$500,000
11	$0	$3,077	$145	$1,759	$11,891	$172,883	$0	$172,883	$172,883	$500,000
12	$0	$3,077	$145	$1,933	$12,387	$180,115	$0	$180,115	$180,115	$500,000
13	$0	$3,077	$145	$2,177	$12,904	$187,620	$0	$187,620	$187,620	$500,000
14	$0	$3,077	$145	$2,383	$13,442	$195,457	$0	$195,457	$195,457	$500,000
15	$0	$120	$0	$2,532	$14,128	$206,933	$0	$206,933	$206,933	$500,000
[1]	When the Surrender Value Enhancement Rider is elected, full applicable surrender charges continue to apply to partial surrenders, the amount available to be taken as a policy loan, determining when the policy will Lapse, and full surrenders that are an exchange under section 1035 of the Code.
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PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-215173) on April 10, 2017.
1)	Accelerated Death Benefit for Chronic Illness Rider – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
2)	Accelerated Death Benefit for Critical Illness Rider – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
3)	Overloan Lapse Protection II Rider – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
4)	Overloan Lapse Protection Rider Endorsement – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
5)	Surrender Charge Elimination Endorsement – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
6)	Surrender Value Enhancement Rider – Filed previously with post-effective amendment number 8 of registration statement (333-215173) on June 9, 2021.
e)	Applications – Filed previously with pre-effective amendment number 1 of registration statement (333-215173) on April 10, 2017.
1)	Application Part A – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
2)	Application Part B – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
3)	Conversion Application – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
4)	Individual Variable Life Fund Supplement – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Agreements –
1)	Automatic and Facultative YRT Reinsurance Agreement with Hannover Life Reassurance Company, dated August 24, 2009 – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.

2)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company, dated July 1, 2017 – Filed previously with post-effective amendment number 7 of registration statement (333-215173) on April 29, 2021.
3)	Automatic and Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
4)	Automatic and Facultative YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated July 27, 2008, previously filed on April 26, 2011 with registration statement (333-149213), as Exhibit (g)(1) and hereby incorporated by reference.
5)	Automatic and Facultative YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated July 27, 2008, previously filed on June 9, 2021 with registration statement (333-215173), as Exhibit 99(g)(5) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm

11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
32)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
33)	Fund Participation Agreement with Advisors Preferred Trust and Ceros Financial Services, Inc., dated June 17, 2021 with registration statement under 333-253123, pre-effective amendment 1 filed on July 2, 2021 as document d184214dex9930h.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm

8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
36)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
37)	Administrative Services Agreement with Advisors Preferred Trust, Gemini Fund Services, LLC, and Advisors Preferred LLC, dated June 17, 2021 with registration statement under 333-253123, pre-effective amendment 1 filed on July 2, 2021 as document d184214dex9930i.htm

j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-215173) on December 19, 2016.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Thresher, Mark R.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Nationwide Financial Services Legal	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer and Director	Frommeyer, Timothy G.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Human Resources - P&C	Hairston, Mia S.
Senior Vice President-Annuity Distribution	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Plan Sales	Ramey, Scott
Senior Vice President	Rich, Sandra L.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Plan Sales	Stevenson, Eric
Director	Walker, Kirt A.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-Performance Management & Accounting and Financial Operations	Rothermel, Peter J.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Secretary	Hartman, Mark E.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 29, 2021.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ Stephen M. Jackson
Stephen M. Jackson Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 29, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Kirt A. Walker, Director
By /s/ Stephen M. Jackson
Stephen M. Jackson Attorney-in-Fact